Licenses and Collaborative Arrangement - Additional information (Details) $ in Thousands										1 Months Ended					12 Months Ended
	Jul. 01, 2019	Jun. 10, 2019	Nov. 29, 2018	Sep. 10, 2018	May 30, 2018	Apr. 25, 2018	Dec. 19, 2017	Apr. 30, 2017	Sep. 30, 2016	Nov. 30, 2019 Milestone	Sep. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Future milestone payments to be made upon achievement															$ 1,394,547
Tesaro
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date									2016-09
Payment of upfront fees																		$ 15,000
License agreement, expiration period																		10 years
Paratek
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date								2017-04
Payment of upfront fees																	$ 7,500
License agreement, expiration period																	11 years
Five Prime
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees														$ 5,000
License agreement date							Dec. 19, 2017
Entasis
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees																$ 5,000
License agreement date						Apr. 25, 2018
Number of milestone payments | Milestone										2
Crescendo
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees																2,000
License agreement date					May 25, 2018
Novocure
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees																$ 15,000
License agreement date				Sep. 10, 2018
MacroGenics
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees													$ 25,000
License agreement date			Nov. 29, 2018
Deciphera
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees												$ 20,000
License agreement date		Jun. 10, 2019
Incyte
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Payment of upfront fees											$ 17,500
License agreement date	Jul. 01, 2019